UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-22103
SPA ETF Trust

(Exact name of registrant as specified in charter)

12 East 49th Street Tower 49	New York, NY 10017

(Address of principal executive offices)	(Zip code)
Antony P. Drain
SPA ETF, Inc.
12 East 49th Street
Tower 49
New York, NY 10017

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-212-663-1595
Date of fiscal year end: September 30
Date of reporting period: October 1, 2008 – December 31, 2008
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

TABLE OF CONTENTS

Item 1. Schedule of Investments
SIGNATURES
Item 1. Schedule of Investments.
Schedule of Investments
SPA MarketGrader 40 Fund
December 31, 2008 (unaudited)

Investments	Shares	Value

COMMON STOCKS—101.3%
Capital Goods—14.8%
AZZ, Inc. *	5,292	$132,829
Emerson Electric Co.	3,110	113,857
First Solar, Inc. *	921	127,061
Fluor Corp.	3,069	137,706
Insteel Industries, Inc.	13,328	150,473

Total Capital Goods		661,926

Consumer Durables & Apparel—2.2%
Lululemon Athletica, Inc. *	12,238	97,047

Consumer Services—2.5%
Apollo Group, Inc. Class A *	1,475	113,015

Energy—26.8%
BP Prudhoe Bay Royalty Trust	1,331	97,616
Chevron Corp.	1,387	102,596
Diamond Offshore Drilling, Inc.	1,363	80,335
EnCana Corp.	2,381	110,669
EOG Resources, Inc.	1,234	82,160
Murphy Oil Corp.	2,201	97,614
Noble Energy, Inc.	2,012	99,031
Occidental Petroleum Corp.	2,093	125,559
Peabody Energy Corp.	4,154	94,504
Plains Exploration & Production Co. *	4,628	107,555
Ultra Petroleum Corp. *	2,311	79,753
Valero Energy Corp.	5,504	119,107

Total Energy		1,196,499

Food Beverage & Tobacco—2.6%
Archer-Daniels-Midland Co.	3,948	113,821

Health Care Equipment & Services—2.2%
Genoptix, Inc. *	2,875	97,980

Insurance—3.5%
Life Partners Holdings, Inc.	3,541	154,529

Materials—14.4%
Nucor Corp.	3,268	150,982
Potash Corp. of Saskatchewan	1,455	106,535
Schnitzer Steel Industries, Inc. Class A	4,483	168,785
Terra Industries, Inc.	6,729	112,172
Terra Nitrogen Co. LP	1,107	104,899

Total Materials		643,373

See Notes to Schedule of Investments.

Schedule of Investments
SPA MarketGrader 40 Fund
December 31, 2008 (unaudited)

Investments	Shares	Value

Pharmaceuticals, Biotechnology—12.8%
Amgen, Inc. *	1,807	$104,354
Endo Pharmaceuticals Holdings, Inc. *	5,073	131,289
Gilead Sciences, Inc. *	2,251	115,116
Questcor Pharmaceuticals, Inc. *	11,798	109,839
Viropharma, Inc. *	8,457	110,110

Total Pharmaceuticals, Biotechnology		570,708

Retailing—2.7%
Guess?, Inc.	7,808	119,853

Semiconductors & Semiconductor Equipment—2.5%
Sigma Designs, Inc. *	11,965	113,668

Software & Services—9.8%
Accenture Ltd. Class A	3,565	116,896
Google, Inc. Class A *	341	104,909
Microsoft Corp.	5,189	100,874
VASCO Data Security International, Inc. *	11,067	114,322

Total Software & Services		437,001

Technology Hardware & Equipment—4.5%
Hewlett-Packard Co.	3,031	109,995
Western Digital Corp. *	8,055	92,230

Total Technology Hardware & Equipment		202,225

Total Investments—101.3% (Cost $4,627,237)		4,521,645

Liabilities in Excess of Other Assets—(1.3)%		(56,842)

Net Assets—100.0%		$4,464,803

*	Non—income producing security
See Notes to Schedule of Investments.

Schedule of Investments
SPA MarketGrader 100 Fund
December 31, 2008 (unaudited)

Investments	Shares	Value

COMMON STOCKS—98.5%
Banks—1.7%
National Penn Bancshares, Inc.	1,422	$20,633

Capital Goods—15.3%
Advanced Battery Technologies, Inc. *	5,202	13,837
AZZ, Inc. *	467	11,722
BE Aerospace, Inc. *	882	6,783
Emerson Electric Co.	435	15,925
Fluor Corp.	278	12,474
Foster Wheeler Ltd. *	446	10,428
Goodrich Corp.	395	14,623
Graham Corp.	409	4,425
II-VI, Inc. *	449	8,571
Manitowoc Co., Inc.	849	7,352
Middleby Corp. *	378	10,308
Perini Corp. *	743	17,371
Precision Castparts Corp.	208	12,372
Raven Industries, Inc.	528	12,725
Terex Corp. *	428	7,413
Thomas & Betts Corp. *	458	11,001
Woodward Governor Co.	464	10,681

Total Capital Goods		188,011

Commercial Services & Supplies—1.3%
Ritchie Bros. Auctioneers, Inc.	765	16,386

Consumer Durables & Apparel—4.0%
Garmin Ltd.	561	10,754
Nike, Inc. Class B	338	17,238
True Religion Apparel, Inc. *	794	9,877
Volcom, Inc. *	1,030	11,227

Total Consumer Durables & Apparel		49,096

Consumer Services—3.0%
Apollo Group, Inc. Class A *	334	25,591
thinkorswim Group, Inc. *	2,132	11,982

Total Consumer Services		37,573

Diversified Financials—1.0%
optionsXpress Holdings, Inc.	924	12,345

Energy—20.7%
Apache Corp.	187	13,937
Atwood Oceanics, Inc. *	515	7,869
Boots & Coots International Well Control, Inc. *	7,922	9,348
BP Prudhoe Bay Royalty Trust	248	18,188
Cimarex Energy Co.	394	10,551
See Notes to Schedule of Investments.

Schedule of Investments
SPA MarketGrader 100 Fund
December 31, 2008 (unaudited)

Investments	Shares	Value

Energy—20.7% (continued)
Dawson Geophysical Co. *	341	$6,073
Diamond Offshore Drilling, Inc.	189	11,140
Dorchester Minerals LP	791	12,553
ENSCO International, Inc.	304	8,631
Frontline Ltd.	356	10,541
Helmerich & Payne, Inc.	390	8,873
Hess Corp.	210	11,264
Hugoton Royalty Trust	693	11,123
Mariner Energy, Inc. *	711	7,252
Murphy Oil Corp.	271	12,019
Occidental Petroleum Corp.	266	15,957
Permian Basin Royalty Trust	910	12,467
Plains Exploration & Production Co. *	386	8,971
Quicksilver Resources, Inc. *	860	4,790
Sabine Royalty Trust	334	13,681
Schlumberger Ltd.	222	9,397
Stone Energy Corp. *	420	4,628
Swift Energy Co. *	435	7,312
Transocean Ltd. *	162	7,655
Ultra Petroleum Corp. *	306	10,560

Total Energy		254,780

Food & Staples Retailing—2.8%
Kroger Co.	723	19,094
SYSCO Corp.	654	15,003

Total Food & Staples Retailing		34,097

Food Beverage & Tobacco—4.2%
Altria Group, Inc.	982	14,789
Cal-Maine Foods, Inc.	438	12,571
Darling International, Inc. *	1,534	8,422
PepsiCo, Inc.	294	16,102

Total Food Beverage & Tobacco		51,884

Health Care Equipment & Services—6.4%
Genoptix, Inc. *	582	19,835
Healthspring, Inc. *	1,068	21,328
Kinetic Concepts, Inc. *	596	11,431
St. Jude Medical, Inc. *	448	14,766
Varian Medical Systems, Inc. *	322	11,283

Total Health Care Equipment & Services		78,643

Household & Personal Products—0.8%
Herbalife Ltd.	460	9,973

See Notes to Schedule of Investments.

Schedule of Investments
SPA MarketGrader 100 Fund
December 31, 2008 (unaudited)

Investments	Shares	Value

Insurance—4.1%
Tower Group, Inc.	985	$27,787
Validus Holdings Ltd.	849	22,210

Total Insurance		49,997

Materials—10.9%
Agrium, Inc.	253	8,635
Barrick Gold Corp.	616	22,650
CF Industries Holdings, Inc.	153	7,521
LSB Industries, Inc. *	905	7,530
Methanex Corp.	811	9,116
Mosaic Co.	199	6,885
Nova Chemicals Corp.	802	3,826
Nucor Corp.	406	18,757
OM Group, Inc. *	682	14,397
Potash Corp. of Saskatchewan	118	8,640
Teck Cominco Ltd. Class B	58	285
Terra Industries, Inc.	431	7,185
Terra Nitrogen Co. LP	198	18,763

Total Materials		134,190

Pharmaceuticals, Biotechnology—2.0%
OSI Pharmaceuticals, Inc. *	401	15,659
Pozen, Inc. *	1,743	8,785

Total Pharmaceuticals, Biotechnology		24,444

Retailing—4.9%
Bidz.com, Inc. *	2,320	10,672
Guess?, Inc.	587	9,010
Gymboree Corp. *	558	14,558
PetMed Express, Inc. *	1,498	26,410

Total Retailing		60,650

Software & Services—9.0%
Accenture Ltd. Class A	511	16,756
Cognizant Technology Solutions Corp. Class A *	692	12,498
comScore, Inc. *	923	11,768
Intuit, Inc. *	691	16,439
PROS Holdings, Inc. *	2,769	15,922
Quality Systems, Inc.	508	22,159
Syntel, Inc.	636	14,704

Total Software & Services		110,246

See Notes to Schedule of Investments.

Schedule of Investments
SPA MarketGrader 100 Fund
December 31, 2008 (unaudited)

Investments	Shares	Value

Technology Hardware & Equipment—5.0%
Amphenol Corp. Class A	419	$10,048
Corning, Inc.	977	9,311
Hewlett-Packard Co.	471	17,093
Infinera Corp. *	1,823	16,334
Western Digital Corp. *	741	8,484

Total Technology Hardware & Equipment		61,270

Transportation—1.4%
Excel Maritime Carriers Ltd.	609	4,287
Genco Shipping & Trading Ltd.	352	5,210
TBS International Ltd. Class A *	736	7,382

Total Transportation		16,879

Total Investments—98.5% (Cost $2,062,162)		1,211,097

Other Assets in Excess of Liabilities—1.5%		18,567

Net Assets—100.0%		$1,229,664

*	Non—income producing security
See Notes to Schedule of Investments.

Schedule of Investments
SPA MarketGrader 200 Fund
December 31, 2008 (unaudited)

Investments	Shares	Value

COMMON STOCKS—97.1%
Automobiles & Components—0.5%
Federal Mogul Corp. *	597	$2,525
WABCO Holdings, Inc.	222	3,505

Total Automobiles & Components		6,030

Banks—0.7%
National Penn Bancshares, Inc.	598	8,677

Capital Goods—14.2%
AAON, Inc.	454	9,480
Ampco-Pittsburgh Corp.	281	6,098
AZZ, Inc. *	237	5,949
BE Aerospace, Inc. *	481	3,699
Bucyrus International, Inc.	196	3,630
Carlisle Cos., Inc.	249	5,154
Caterpillar, Inc.	139	6,209
Cummins, Inc.	157	4,197
Emerson Electric Co.	211	7,725
First Solar, Inc. *	42	5,794
Flowserve Corp.	88	4,532
Fluor Corp.	151	6,775
Foster Wheeler Ltd. *	219	5,120
Goodrich Corp.	189	6,997
GrafTech International Ltd. *	540	4,493
Graham Corp.	274	2,965
II-VI, Inc. *	218	4,162
K-Tron International, Inc. *	63	5,034
L.B. Foster Co. Class A *	263	8,227
Lincoln Electric Holdings, Inc.	130	6,621
Manitowoc Co., Inc.	455	3,940
McDermott International, Inc. *	307	3,033
Middleby Corp. *	154	4,200
Perini Corp. *	380	8,884
Precision Castparts Corp.	92	5,472
Raven Industries, Inc.	217	5,230
Rockwell Collins, Inc.	176	6,880
Sun Hydraulics Corp.	299	5,633
Teledyne Technologies, Inc. *	153	6,816
Terex Corp. *	258	4,469
Thomas & Betts Corp. *	214	5,140
Woodward Governor Co.	230	5,295

Total Capital Goods		177,853

Commercial Services & Supplies—1.3%
Brink’s Co.	129	3,468
Knoll, Inc.	546	4,925
Ritchie Bros. Auctioneers, Inc.	387	8,290

Total Commercial Services & Supplies		16,683

See Notes to Schedule of Investments.

Schedule of Investments
SPA MarketGrader 200 Fund
December 31, 2008 (unaudited)

Investments	Shares	Value

Consumer Durables & Apparel—2.1%
Coach, Inc. *	307	$6,376
Garmin Ltd.	264	5,061
Lululemon Athletica, Inc. *	411	3,259
Nike, Inc. Class B	148	7,548
True Religion Apparel, Inc. *	314	3,906

Total Consumer Durables & Apparel		26,150

Consumer Services—3.9%
Apollo Group, Inc. Class A *	135	10,344
Bally Technologies, Inc. *	267	6,416
ITT Educational Services, Inc. *	95	9,023
McDonald’s Corp.	140	8,707
Strayer Education, Inc.	40	8,576
thinkorswim Group, Inc. *	976	5,485

Total Consumer Services		48,551

Diversified Financials—2.7%
GFI Group, Inc.	1,846	6,535
Hercules Technology Growth Capital, Inc.	935	7,405
Nasdaq OMX Group, Inc. *	316	7,808
optionsXpress Holdings, Inc.	422	5,638
Waddell & Reed Financial, Inc. Class A	367	5,674

Total Diversified Financials		33,060

Energy—16.5%
Apache Corp.	82	6,111
Atwood Oceanics, Inc. *	237	3,621
Baker Hughes, Inc.	142	4,554
BP Prudhoe Bay Royalty Trust	103	7,554
Chevron Corp.	111	8,211
Cimarex Energy Co.	191	5,115
Contango Oil & Gas Co. *	186	10,472
Dawson Geophysical Co. *	187	3,330
Denbury Resources, Inc. *	431	4,707
Diamond Offshore Drilling, Inc.	84	4,951
Dorchester Minerals LP	386	6,126
ENGlobal Corp. *	734	2,386
Frontline Ltd.	190	5,626
Helmerich & Payne, Inc.	194	4,414
Hess Corp.	107	5,739
Hugoton Royalty Trust	339	5,441
Knightsbridge Tankers Ltd.	314	4,600
Lufkin Industries, Inc.	119	4,106
Mariner Energy, Inc. *	401	4,090
Murphy Oil Corp.	140	6,209
Noble Corp.	204	4,506
Occidental Petroleum Corp.	130	7,799
Oil States International, Inc. *	231	4,317
Parker Drilling Co. *	1,062	3,080
Permian Basin Royalty Trust	401	5,494
Petro-Canada	241	5,275
See Notes to Schedule of Investments.

Schedule of Investments
SPA MarketGrader 200 Fund
December 31, 2008 (unaudited)

Investments	Shares	Value

Energy—16.5% (continued)
Plains Exploration & Production Co. *	254	$5,903
Quicksilver Resources, Inc. *	427	2,378
Sabine Royalty Trust	167	6,840
Schlumberger Ltd.	104	4,402
Southwestern Energy Co. *	288	8,343
Stone Energy Corp. *	213	2,347
Swift Energy Co. *	227	3,816
Transocean Ltd. *	74	3,497
Ultra Petroleum Corp. *	158	5,453
Unit Corp. *	177	4,729
Valero Energy Corp.	284	6,146
Whiting Petroleum Corp. *	122	4,082
Williams Partners LP	318	3,797
XTO Energy, Inc.	180	6,349

Total Energy		205,916

Food & Staples Retailing—1.4%
Andersons, Inc.	211	3,477
Kroger Co.	322	8,504
SYSCO Corp.	264	6,056

Total Food & Staples Retailing		18,037

Food Beverage & Tobacco—4.1%
Altria Group, Inc.	437	6,581
Bunge Ltd.	124	6,419
Cal-Maine Foods, Inc.	270	7,749
Darling International, Inc. *	747	4,101
Hansen Natural Corp. *	381	12,775
PepsiCo, Inc.	124	6,791
Synutra International, Inc. *	590	6,502

Total Food Beverage & Tobacco		50,918

Health Care Equipment & Services—5.2%
Baxter International, Inc.	131	7,020
CryoLife, Inc. *	626	6,078
Cynosure, Inc. Class A *	427	3,899
Genoptix, Inc. *	278	9,474
Healthspring, Inc. *	430	8,587
IDEXX Laboratories, Inc. *	157	5,665
Immucor, Inc. *	282	7,496
Intuitive Surgical, Inc. *	32	4,064
St. Jude Medical, Inc. *	208	6,856
Varian Medical Systems, Inc. *	149	5,221

Total Health Care Equipment & Services		64,360

See Notes to Schedule of Investments.

Schedule of Investments
SPA MarketGrader 200 Fund
December 31, 2008 (unaudited)

Investments	Shares	Value

Household & Personal Products—1.4%
Avon Products, Inc.	219	$5,263
Herbalife Ltd.	216	4,683
Procter & Gamble Co.	125	7,727

Total Household & Personal Products		17,673

Insurance—1.5%
eHealth, Inc. *	622	8,260
Validus Holdings Ltd.	375	9,810

Total Insurance		18,070

Materials—5.9%
Agrium, Inc.	117	3,993
AK Steel Holding Corp.	291	2,712
Barrick Gold Corp.	313	11,509
CF Industries Holdings, Inc.	76	3,736
E.I. Du Pont de Nemours & Co.	195	4,933
Koppers Holdings, Inc.	202	4,367
LSB Industries, Inc. *	574	4,776
Methanex Corp.	382	4,294
Mosaic Co.	103	3,564
Nucor Corp.	190	8,778
OM Group, Inc. *	297	6,270
Potash Corp. of Saskatchewan	56	4,100
Teck Cominco Ltd. Class B	28	138
Terra Industries, Inc.	217	3,617
Terra Nitrogen Co. LP	76	7,202

Total Materials		73,989

Media—1.1%
Marvel Entertainment, Inc. *	255	7,841
Omnicom Group, Inc.	228	6,138

Total Media		13,979

Pharmaceuticals, Biotechnology—7.2%
Alkermes, Inc. *	705	7,508
Amgen, Inc. *	138	7,969
Eli Lilly & Co.	199	8,014
Endo Pharmaceuticals Holdings, Inc. *	418	10,818
Gilead Sciences, Inc. *	182	9,307
OSI Pharmaceuticals, Inc. *	187	7,302
Parexel International Corp. *	272	2,641
PDL BioPharma, Inc.	872	5,389
Pozen, Inc. *	912	4,596
Questcor Pharmaceuticals *	1,420	13,220
Techne Corp.	122	7,871
Waters Corp. *	152	5,571

Total Pharmaceuticals, Biotechnology		90,206

See Notes to Schedule of Investments.

Schedule of Investments
SPA MarketGrader 200 Fund
December 31, 2008 (unaudited)

Investments	Shares	Value

Retailing—5.0%
Aeropostale, Inc. *	249	$4,009
Buckle, Inc.	243	5,302
Dress Barn, Inc. *	546	5,864
Genuine Parts Co.	213	8,064
Guess?, Inc.	216	3,316
Gymboree Corp. *	228	5,949
Jos. A. Bank Clothiers, Inc. *	303	7,923
NutriSystem, Inc.	514	7,499
PetMed Express, Inc. *	588	10,366
Urban Outfitters, Inc. *	252	3,775

Total Retailing		62,067

Semiconductors & Semiconductor Equipment—1.1%
Altera Corp.	438	7,319
Sigma Designs, Inc. *	638	6,061

Total Semiconductors & Semiconductor Equipment		13,380

Software & Services—7.7%
Accenture Ltd. Class A	247	8,099
Blackbaud, Inc.	451	6,088
Cognizant Technology Solutions Corp. Class A *	348	6,285
comScore, Inc. *	487	6,209
FactSet Research Systems, Inc.	168	7,432
j2 Global Communications, Inc. *	377	7,555
Microsoft Corp.	347	6,746
NeuStar, Inc. Class A *	446	8,532
Quality Systems, Inc.	219	9,553
Syntel, Inc.	319	7,375
Telecommunication Systems Class A *	1,178	10,119
VASCO Data Security International, Inc. *	726	7,500
VistaPrint Ltd. *	279	5,192

Total Software & Services		96,685

Technology Hardware & Equipment—7.5%
Amphenol Corp. Class A	201	4,820
Apple, Inc. *	65	5,548
Cisco Systems, Inc. *	395	6,438
Comtech Telecommunications Corp. *	213	9,760
Corning, Inc.	587	5,594
Dolby Laboratories, Inc. Class A *	227	7,437
EMC Corp. *	675	7,067
Harris Corp.	191	7,268
Hewlett-Packard Co.	187	6,786
Infinera Corp. *	1,047	9,381
Mettler-Toledo International, Inc. *	90	6,066
Research In Motion Ltd. *	89	3,612
See Notes to Schedule of Investments.

Schedule of Investments
SPA MarketGrader 200 Fund
December 31, 2008 (unaudited)

Investments	Shares	Value

Technology Hardware & Equipment—7.5% (continued)
Starent Networks Corp. *	762	$9,091
Western Digital Corp. *	396	4,534

Total Technology Hardware & Equipment		93,402

Transportation—2.0%
Excel Maritime Carriers Ltd.	413	2,908
Forward Air Corp.	277	6,723
Genco Shipping & Trading Ltd.	199	2,945
Republic Airways Holdings, Inc. *	726	7,746
TBS International Ltd. Class A *	429	4,303

Total Transportation		24,625

Utilities—4.1%
AES Corp. *	726	5,982
Dominion Resources, Inc.	212	7,598
DPL, Inc.	390	8,908
Energen Corp.	188	5,514
Exelon Corp.	137	7,619
Questar Corp.	198	6,473
Suburban Propane Partners LP	260	9,217

Total Utilities		51,311

Total Investments—97.1% (Cost $1,913,678)		1,211,622

Other Assets in Excess of Liabilities—2.9%		36,687

Net Assets—100.0%		$1,248,309

*	Non—income producing security
See Notes to Schedule of Investments.

Schedule of Investments
SPA MarketGrader Small Cap 100 Fund
December 31, 2008 (unaudited)

Investments	Shares	Value

COMMON STOCKS—98.5%
Banks—1.4%
National Penn Bancshares, Inc.	1,237	$17,949

Capital Goods—14.2%
AAON, Inc.	939	19,606
Ampco-Pittsburgh Corp.	581	12,608
AZZ, Inc. *	488	12,249
BE Aerospace, Inc. *	995	7,652
Ceradyne, Inc. *	544	11,049
GrafTech International Ltd. *	1,117	9,294
Graham Corp.	570	6,167
II-VI, Inc. *	450	8,591
K-Tron International, Inc. *	130	10,387
L.B. Foster Co. Class A *	544	17,016
Middleby Corp. *	316	8,617
Perini Corp. *	787	18,400
Raven Industries, Inc.	449	10,821
Sun Hydraulics Corp.	617	11,624
Triumph Group, Inc.	366	15,540

Total Capital Goods		179,621

Commercial Services & Supplies—5.4%
Comfort Systems USA, Inc.	1,276	13,602
Herman Miller, Inc.	675	8,795
Knoll, Inc.	1,129	10,184
Rollins, Inc.	1,025	18,532
SYKES Enterprises, Inc. *	919	17,571

Total Commercial Services & Supplies		68,684

Consumer Durables & Apparel—2.1%
Fossil, Inc. *	679	11,339
Lululemon Athletica, Inc. *	850	6,741
True Religion Apparel, Inc. *	651	8,098

Total Consumer Durables & Apparel		26,178

Consumer Services—3.0%
Bally Technologies, Inc. *	553	13,289
Buffalo Wild Wings, Inc. *	500	12,825
thinkorswim Group, Inc. *	2,018	11,341

Total Consumer Services		37,455

Diversified Financials—3.2%
GFI Group, Inc.	3,817	13,512
Hercules Technology Growth Capital, Inc.	1,934	15,317
optionsXpress Holdings, Inc.	873	11,663

Total Diversified Financials		40,492

See Notes to Schedule of Investments.

Schedule of Investments
SPA MarketGrader Small Cap 100 Fund
December 31, 2008 (unaudited)

Investments	Shares	Value

Energy—19.3%
Arena Resources, Inc. *	499	$14,017
Atwood Oceanics, Inc. *	490	7,487
BP Prudhoe Bay Royalty Trust	213	15,621
Contango Oil & Gas Co. *	385	21,676
Dawson Geophysical Co. *	387	6,893
Dorchester Minerals LP	799	12,680
Dril-Quip, Inc. *	419	8,594
ENGlobal Corp. *	1,517	4,930
Gulfport Energy Corp. *	1,866	7,371
Hugoton Royalty Trust	702	11,267
Knightsbridge Tankers Ltd.	651	9,537
Lufkin Industries, Inc.	246	8,487
Oil States International, Inc. *	478	8,934
Parker Drilling Co. *	2,196	6,368
Permian Basin Royalty Trust	829	11,357
Petroquest Energy, Inc. *	1,283	8,673
Rosetta Resources, Inc. *	964	6,825
Sabine Royalty Trust	345	14,131
San Juan Basin Royalty Trust	518	16,042
Stone Energy Corp. *	439	4,838
Sunoco Logistics Partners LP	427	19,275
Swift Energy Co. *	470	7,901
Warren Resources, Inc. *	2,051	4,082
Williams Partners LP	659	7,868

Total Energy		244,854

Food & Staples Retailing—0.6%
Andersons, Inc.	437	7,202

Food Beverage & Tobacco—1.7%
Darling International, Inc. *	1,546	8,488
Synutra International, Inc. *	1,221	13,455

Total Food Beverage & Tobacco		21,943

Health Care Equipment & Services—8.2%
Almost Family, Inc. *	449	20,196
Arthrocare Corp. *	676	3,225
CryoLife, Inc. *	1,294	12,565
Cynosure, Inc. Class A *	884	8,071
Genoptix, Inc. *	573	19,528
Healthspring, Inc. *	890	17,773
LHC Group, Inc. *	632	22,752

Total Health Care Equipment & Services		104,110

Materials—2.5%
Koppers Holdings, Inc.	419	9,059
LSB Industries, Inc. *	1,188	9,884
OM Group, Inc. *	615	12,983

Total Materials		31,926

See Notes to Schedule of Investments.

Schedule of Investments
SPA MarketGrader Small Cap 100 Fund
December 31, 2008 (unaudited)

Investments	Shares	Value

Pharmaceuticals, Biotechnology—5.4%
Alkermes, Inc. *	1,459	$15,538
Parexel International Corp. *	562	5,457
PDL BioPharma, Inc.	1,803	11,143
Pozen, Inc. *	1,887	9,511
Questcor Pharmaceuticals, Inc. *	2,936	27,334

Total Pharmaceuticals, Biotechnology		68,983

Retailing—9.5%
Buckle, Inc.	505	11,019
Dress Barn, Inc. *	1,130	12,136
Gymboree Corp. *	470	12,262
Jos. A. Bank Clothiers, Inc. *	625	16,344
NetFlix, Inc. *	655	19,578
NutriSystem, Inc.	1,063	15,509
PetMed Express, Inc. *	1,216	21,438
Wet Seal, Inc., Class A *	4,023	11,948

Total Retailing		120,234

Semiconductors & Semiconductor Equipment—1.5%
Amkor Technology, Inc. *	2,799	6,102
Sigma Designs, Inc. *	1,319	12,531

Total Semiconductors & Semiconductor Equipment		18,633

Software & Services—10.9%
Blackbaud, Inc.	933	12,596
comScore, Inc. *	1,008	12,852
j2 Global Communications, Inc. *	780	15,631
LoopNet, Inc. *	1,821	12,419
NeuStar, Inc. Class A *	924	17,676
Quality Systems, Inc.	453	19,760
Telecommunication Systems Class A *	2,437	20,934
VASCO Data Security International, Inc. *	1,501	15,505
VistaPrint Ltd. *	577	10,738

Total Software & Services		138,111

Technology Hardware & Equipment—4.1%
Comtech Telecommunications Corp. *	439	20,115
Infinera Corp. *	2,165	19,398
IPG Photonics Corp *	963	12,692

Total Technology Hardware & Equipment		52,205

Transportation—4.0%
Excel Maritime Carriers Ltd.	854	6,012
Forward Air Corp.	573	13,907
Genco Shipping & Trading Ltd.	413	6,112
See Notes to Schedule of Investments.

Schedule of Investments
SPA MarketGrader Small Cap 100 Fund
December 31, 2008 (unaudited)

Investments	Shares	Value

Transportation—4.0% (continued)
Republic Airways Holdings, Inc. *	1,503	$16,037
TBS International Ltd. Class A *	888	8,907

Total Transportation		50,975

Utilities—1.5%
Suburban Propane Partners LP	527	18,682

Total Investments—98.5% (Cost $2,026,477)		1,248,237

Other Assets in Excess of Liabilities—1.5%		19,034

Net Assets—100.0%		$1,267,271

*	Non—income producing security
See Notes to Schedule of Investments.

Schedule of Investments
SPA MarketGrader Mid Cap 100 Fund
December 31, 2008 (unaudited)

Investments	Shares	Value

COMMON STOCKS—98.5%
Automobiles & Components—0.6%
WABCO Holdings, Inc.	474	$7,484

Banks—1.5%
National Penn Bancshares, Inc.	1,271	18,442

Capital Goods—14.9%
BE Aerospace, Inc. *	1,022	7,859
Bucyrus International, Inc.	416	7,704
Carlisle Cos., Inc.	529	10,950
Flowserve Corp.	187	9,631
Fluor Corp.	321	14,403
Foster Wheeler Ltd. *	466	10,895
Goodrich Corp.	402	14,882
GrafTech International Ltd. *	1,148	9,551
II-VI, Inc. *	463	8,839
Lincoln Electric Holdings, Inc.	276	14,057
Manitowoc Co., Inc.	968	8,383
McDermott International, Inc. *	653	6,452
Rockwell Collins, Inc.	375	14,659
Teledyne Technologies, Inc. *	325	14,479
Terex Corp. *	549	9,509
Thomas & Betts Corp. *	454	10,905
Woodward Governor Co.	487	11,211

Total Capital Goods		184,369

Commercial Services & Supplies—4.3%
Brink’s Co.	275	7,392
Herman Miller, Inc.	694	9,043
Ritchie Bros. Auctioneers, Inc.	823	17,629
Rollins, Inc.	1,053	19,038

Total Commercial Services & Supplies		53,102

Consumer Durables & Apparel—2.5%
Coach, Inc. *	652	13,542
Garmin Ltd.	560	10,735
Lululemon Athletica, Inc. *	874	6,931

Total Consumer Durables & Apparel		31,208

Consumer Services—4.1%
Bally Technologies, Inc. *	568	13,649
ITT Educational Services, Inc. *	202	19,186
Strayer Education, Inc.	86	18,439

Total Consumer Services		51,274

See Notes to Schedule of Investments.

Schedule of Investments
SPA MarketGrader Mid Cap 100 Fund
December 31, 2008 (unaudited)

Investments	Shares	Value

Diversified Financials—3.3%
Nasdaq OMX Group, Inc. *	673	$16,630
optionsXpress Holdings, Inc.	897	11,984
Waddell & Reed Financial, Inc. Class A	780	12,059

Total Diversified Financials		40,673

Energy—21.0%
Atwood Oceanics, Inc. *	503	7,686
BP Prudhoe Bay Royalty Trust	219	16,061
Cimarex Energy Co.	407	10,899
Denbury Resources, Inc. *	916	10,003
ENSCO International, Inc.	325	9,227
Frontline Ltd.	406	12,022
Helix Energy Solutions Group, Inc. *	701	5,075
Helmerich & Payne, Inc.	412	9,373
Hugoton Royalty Trust	721	11,572
Lufkin Industries, Inc.	253	8,729
Mariner Energy, Inc. *	852	8,690
Oil States International, Inc. *	491	9,177
ONEOK Partners LP	359	16,352
Permian Basin Royalty Trust	852	11,672
Plains Exploration & Production Co. *	539	12,526
Quicksilver Resources, Inc. *	908	5,058
San Juan Basin Royalty Trust	533	16,507
Stone Energy Corp. *	451	4,970
Sunoco Logistics Partners LP	439	19,816
Superior Energy Services, Inc. *	587	9,351
Swift Energy Co. *	483	8,119
Ultra Petroleum Corp. *	335	11,561
Unit Corp. *	362	9,673
Whiting Petroleum Corp. *	260	8,700
Williams Partners LP	677	8,083

Total Energy		260,902

Food Beverage & Tobacco—4.4%
Bunge Ltd.	265	13,719
Hansen Natural Corp. *	810	27,159
Synutra International, Inc. *	1,254	13,819

Total Food Beverage & Tobacco		54,697

Health Care Equipment & Services—4.6%
Healthspring, Inc. *	913	18,233
IDEXX Laboratories, Inc. *	334	12,051
Immucor, Inc. *	599	15,921
Varian Medical Systems, Inc. *	315	11,038

Total Health Care Equipment & Services		57,243

Household & Personal Products—0.8%
Herbalife Ltd.	461	9,995

See Notes to Schedule of Investments.

Schedule of Investments
SPA MarketGrader Mid Cap 100 Fund
December 31, 2008 (unaudited)

Investments	Shares	Value

Materials—2.5%
AK Steel Holding Corp.	619	$5,769
CF Industries Holdings, Inc.	161	7,915
Methanex Corp.	813	9,138
Terra Industries, Inc.	462	7,702

Total Materials		30,524

Media—1.3%
Marvel Entertainment, Inc. *	542	16,667

Pharmaceuticals, Biotechnology—8.1%
Alkermes, Inc. *	1,499	15,964
Endo Pharmaceuticals Holdings, Inc. *	889	23,007
OSI Pharmaceuticals, Inc. *	398	15,542
Parexel International Corp. *	578	5,612
PDL BioPharma, Inc.	1,852	11,445
Techne Corp.	259	16,711
Waters Corp. *	324	11,875

Total Pharmaceuticals, Biotechnology		100,156

Retailing—5.2%
Aeropostale, Inc. *	530	8,533
Buckle, Inc.	519	11,325
Genuine Parts Co.	453	17,151
Guess?, Inc.	459	7,046
Gymboree Corp. *	483	12,602
Urban Outfitters, Inc. *	536	8,029

Total Retailing		64,686

Semiconductors & Semiconductor Equipment—1.2%
Altera Corp.	932	15,574

Software & Services—7.6%
Cognizant Technology Solutions Corp. Class A *	741	13,382
FactSet Research Systems, Inc.	356	15,749
j2 Global Communications, Inc. *	801	16,052
NeuStar, Inc. Class A *	949	18,154
Quality Systems, Inc.	464	20,240
VistaPrint Ltd. *	592	11,017

Total Software & Services		94,594

Technology Hardware & Equipment—3.9%
Amphenol Corp. Class A	428	10,263
Harris Corp.	405	15,410
Mettler-Toledo International, Inc. *	191	12,873
Western Digital Corp. *	842	9,641

Total Technology Hardware & Equipment		48,187

See Notes to Schedule of Investments.

Schedule of Investments
SPA MarketGrader Mid Cap 100 Fund
December 31, 2008 (unaudited)

Investments	Shares	Value

Transportation—0.5%
Genco Shipping & Trading Ltd.	424	$6,275

Utilities—6.2%
AES Corp. *	1,542	12,706
DPL, Inc.	830	18,957
Energen Corp.	400	11,732
Questar Corp.	422	13,795
Suburban Propane Partners LP	543	19,249

Total Utilities		76,439

Total Investments—98.5% (Cost $2,063,328)		1,222,491

Other Assets in Excess of Liabilities—1.5%		18,613

Net Assets—100.0%		$1,241,104

*	Non—income producing security
See Notes to Schedule of Investments.

Schedule of Investments
SPA MarketGrader Large Cap 100 Fund
December 31, 2008 (unaudited)

Investment	Shares	Value

COMMON STOCKS—99.9%
Automobiles & Components—0.6%
Harley-Davidson, Inc.	944	$16,020

Capital Goods—12.2%
AGCO Corp. *	758	17,881
Caterpillar, Inc.	588	26,266
Cummins, Inc.	664	17,749
Emerson Electric Co.	894	32,729
First Solar, Inc. *	177	24,419
Flowserve Corp.	373	19,209
Fluor Corp.	638	28,627
Foster Wheeler Ltd. *	928	21,697
Goodrich Corp.	800	29,616
McDermott International, Inc. *	1,298	12,824
Precision Castparts Corp.	387	23,019
Rockwell Automation, Inc.	981	31,627
Rockwell Collins, Inc.	745	29,122

Total Capital Goods		314,785

Consumer Durables & Apparel—4.3%
Coach, Inc. *	1,295	26,897
Garmin Ltd.	1,114	21,355
Hasbro, Inc.	999	29,141
Nike, Inc. Class B	623	31,773

Total Consumer Durables & Apparel		109,166

Consumer Services—4.5%
Apollo Group, Inc. Class A *	567	43,444
Darden Restaurants, Inc.	1,275	35,929
McDonald’s Corp.	592	36,816

Total Consumer Services		116,189

Diversified Financials—1.3%
Nasdaq OMX Group, Inc. *	1,337	33,037

Energy—23.3%
Apache Corp.	350	26,085
Baker Hughes, Inc.	602	19,306
Chevron Corp.	466	34,470
ConocoPhillips	527	27,299
Continental Resources, Inc. *	1,020	21,124
Denbury Resources, Inc. *	1,821	19,885
Diamond Offshore Drilling, Inc.	357	21,042
ENSCO International, Inc.	647	18,368
Exxon Mobil Corp.	498	39,756
FMC Technologies, Inc. *	809	19,278
Helmerich & Payne, Inc.	819	18,632
Hess Corp.	452	24,245
Murphy Oil Corp.	591	26,211
See Notes to Schedule of Investments.

Schedule of Investments
SPA MarketGrader Large Cap 100 Fund
December 31, 2008 (unaudited)

Investment	Shares	Value

Energy—23.3% (continued)
National Oilwell Varco, Inc. *	702	$17,157
Noble Corp.	863	19,064
Occidental Petroleum Corp.	546	32,755
ONEOK Partners LP	715	32,568
Petro-Canada	1,019	22,306
Schlumberger Ltd.	439	18,583
Southwestern Energy Co. *	1,216	35,228
Suncor Energy, Inc.	892	17,394
Transocean Ltd. *	316	14,931
Ultra Petroleum Corp. *	667	23,018
Valero Energy Corp.	1,199	25,946
XTO Energy, Inc.	762	26,876

Total Energy		601,527

Food & Staples Retailing—2.4%
Kroger Co.	1,361	35,944
SYSCO Corp.	1,115	25,578

Total Food & Staples Retailing		61,522

Food Beverage & Tobacco—3.2%
Altria Group, Inc.	1,846	27,801
Bunge Ltd.	527	27,283
PepsiCo, Inc.	523	28,645

Total Food Beverage & Tobacco		83,729

Health Care Equipment & Services—3.8%
Baxter International, Inc.	553	29,635
Intuitive Surgical, Inc. *	138	17,525
St. Jude Medical, Inc. *	881	29,038
Varian Medical Systems, Inc. *	626	21,935

Total Health Care Equipment & Services		98,133

Household & Personal Products—3.4%
Avon Products, Inc.	926	22,252
Colgate-Palmolive Co.	485	33,242
Procter & Gamble Co.	529	32,703

Total Household & Personal Products		88,197

Materials—7.4%
Agrium, Inc.	495	16,894
Barrick Gold Corp.	1,324	48,684
CF Industries Holdings, Inc.	319	15,682
E.I. Du Pont de Nemours & Co.	823	20,822
Mosaic Co.	436	15,086
Nucor Corp.	804	37,145
See Notes to Schedule of Investments.

Schedule of Investments
SPA MarketGrader Large Cap 100 Fund
December 31, 2008 (unaudited)

Investment	Shares	Value

Materials—7.4% (continued)
Potash Corp. of Saskatchewan	234	$17,133
Steel Dynamics, Inc.	1,739	19,442
Teck Cominco Ltd. Class B	120	590

Total Materials		191,478

Media—1.0%
Omnicom Group, Inc.	963	25,924

Pharmaceuticals, Biotechnology—6.3%
Amgen, Inc. *	579	33,437
Eli Lilly & Co.	843	33,948
Gilead Sciences, Inc. *	765	39,122
Johnson & Johnson	545	32,607
Waters Corp. *	644	23,603

Total Pharmaceuticals, Biotechnology		162,717

Retailing—2.9%
Best Buy Co., Inc.	898	25,243
Genuine Parts Co.	900	34,074
Urban Outfitters, Inc. *	1,066	15,969

Total Retailing		75,286

Semiconductors & Semiconductor Equipment—1.9%
Altera Corp.	1,853	30,964
MEMC Electronic Materials, Inc. *	1,240	17,707

Total Semiconductors & Semiconductor Equipment		48,671

Software & Services—5.3%
Accenture Ltd. Class A	1,039	34,069
Autodesk, Inc. *	1,136	22,322
Cognizant Technology Solutions Corp. Class A *	1,472	26,584
Google, Inc. Class A *	86	26,458
Microsoft Corp.	1,466	28,499

Total Software & Services		137,932

Technology Hardware & Equipment—10.9%
Amphenol Corp. Class A	851	20,407
Apple, Inc. *	273	23,301
Cisco Systems, Inc. *	1,671	27,237
Corning, Inc.	2,478	23,615
Dolby Laboratories, Inc. Class A *	931	30,500
EMC Corp. *	2,850	29,839
Flir Systems, Inc. *	1,078	33,073
Harris Corp.	804	30,592
Hewlett-Packard Co.	788	28,597
See Notes to Schedule of Investments.

Schedule of Investments
SPA MarketGrader Large Cap 100 Fund
December 31, 2008 (unaudited)

Investment	Shares	Value

Technology Hardware & Equipment—10.9% (continued)
Research In Motion Ltd. *	379	$15,380
Western Digital Corp. *	1,674	19,167

Total Technology Hardware & Equipment		281,708

Telecommunication Services—0.6%
NII Holdings, Inc. *	823	14,962

Utilities—4.6%
AES Corp. *	3,065	25,256
Dominion Resources, Inc.	892	31,969
Exelon Corp.	580	32,254
Questar Corp.	838	27,394

Total Utilities		116,873

Total Investments—99.9% (Cost $4,201,760)		2,577,856

Other Assets in Excess of Liabilities—0.1%		3,076

Net Assets—100.0%		$2,580,932

*	Non—income producing security
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. ORGANIZATION
The SPA ETF Trust, (the “Trust”) was organized as a Delaware statutory trust on March 13, 2007 and has authorized capital of unlimited shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), which is currently comprised of six active funds (collectively, the “Funds” and individually the “Fund”). Each Fund is a diversified fund under the Act. The Funds commenced operations on October 12, 2007.
The investment objective of each Fund, (SPA MarketGrader 40, SPA MarketGrader 100, SPA MarketGrader 200, SPA MarketGrader Small Cap 100, SPA MarketGrader Mid Cap 100 and SPA MarketGrader Large Cap 100) is to seek investment results that correspond generally to the performance, before the Funds’ fees and expenses, of the equity index called the MarketGrader 40 Index, MarketGrader 100 Index, MarketGrader 200 Index, MarketGrader Small Cap 100 Index, MarketGrader Mid Cap 100 Index, and the MarketGrader Large Cap 100 Index, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in conformity with United States Generally Accepted Accounting Principles (“GAAP”), requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal reporting period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Funds:
Investment Valuation — The Net Asset Value (“NAV”) of each Fund’s shares is calculated each day as of the close of the regular trading session on the New York Stock Exchange, ordinarily 4:00 p.m. New York (Eastern) Time on each day that such exchange is open. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Securities traded on a national securities exchange are valued based on their last sale price, or official closing price on the exchange or system on which they are principally traded. Securities regularly traded in an over the counter market are valued at the last quoted sale price or, if no sale price is available at the mean between the most recently quoted bid and asked prices in such market or in the case of the NASDAQ, at the NASDAQ official closing price. Other investment securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith and in accordance with procedures adopted by the Board of Trustees (“the Board”). All investments presented in these financial statements have readily available market quotes.
Investment Transactions — Investment transactions are recorded as of the date that the securities are purchased or sold. Realized gains and losses on sales of investment securities are calculated using the identified cost method.
3. FAIR VALUE MEASUREMENT
The Financial Accounting Standard Board’s (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurement” establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. The Funds utilized various inputs in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used as of December 31, 2008 in valuing the Funds’ assets carried at fair value:

	SPA MarketGrader		SPA MarketGrader		SPA MarketGrader
Valuation inputs	40 Fund		100 Fund		200 Fund
		Other		Other		Other
	Investments	Financial	Investments	Financial	Investments	Financial
	in Securities	Investments *	in Securities	Investments *	in Securities	Investments *
Level 1 - Quoted Prices	$4,521,645	$—	$1,211,097	$—	$1,211,622	$—
Level 2 - Other Significant Observable Inputs	—	—	—	—	—	—
Level 3 - Significant Unobservable Inputs	—	—	—	—	—	—

Total	$4,521,645	$—	$1,211,097	$—	$1,211,622	$—

	SPA MarketGrader		SPA MarketGrader		SPA MarketGrader
Valuation inputs	Small Cap Fund		Mid Cap Fund		Large Cap Fund
		Other		Other		Other
	Investments	Financial	Investments	Financial	Investments	Financial
	in Securities	Investments *	in Securities	Investments *	in Securities	Investments *
Level 1 - Quoted Prices	$1,248,237	$—	$1,222,491	$—	$2,577,856	$—
Level 2 - Other Significant Observable Inputs	—	—	—	—	—	—
Level 3 - Significant Unobservable Inputs	—	—	—	—	—	—

Total	$1,248,237	$—	$1,222,491	$—	$2,577,856	$—

*	Other financial investments include futures, forward and swap contracts.
4. ACCOUNTING PRONOUNCEMENTS
In March, 2008, FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.
In May, 2008, the FASB issued SFAS No. 162, The Hierarchy of Generally Accepted Accounting Principles (“SFAS 162”). SFAS 162 identifies the sources of accounting principles and the framework for selecting the principles to be used in the preparation of financial statements of non-governmental entities that are presented in conformity with GAAP in the United States (the GAAP hierarchy). SFAS 162 became effective on November 15, 2008. Management has evaluated SFAS 162 and does not expect it to impact the Trust’s financial Statements.
In September 2008, FASB issued FASB Staff Position (“FSP”) No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP 133-1”). FSP 133-1 requires more detailed disclosures about the Fund’s use of credit derivatives when the Fund is a protection seller. The enhanced disclosures include for each credit derivative, its nature (including its terms and its current status with respect to payment/performance risk), the maximum potential amount of undiscounted future payments the Fund could be required to make, its fair value and any associated collateral held by the Fund, or by third parties. FSP 133-1 is effective for fiscal periods and interim periods ending after November 15, 2008. Management has evaluated FSP 133-1 and does not expect it to impact the Trust’s financial statements and disclosure.

Notes to Schedule of Investments (unaudited)
5. FEDERAL INCOME TAXES
Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is required.
The cost, gross unrealized appreciation and depreciation of investments for book purposes at December 31, 2008, which were substantially the same for Federal income tax purposes, are indicated below:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)

SPA MarketGrader 40 Fund	$4,627,237	$501,397	$(606,989)	$(105,592)
SPA MarketGrader 100 Fund	2,062,162	26,951	(878,016)	(851,065)
SPA MarketGrader 200 Fund	1,913,678	25,147	(727,203)	(702,056)
SPA MarketGrader Small Cap 100 Fund	2,026,477	37,380	(815,620)	(778,240)
SPA MarketGrader Mid Cap 100 Fund	2,063,328	7,971	(848,808)	(840,837)
SPA MarketGrader Large Cap 100 Fund	4,201,760	12,066	(1,635,970)	(1,623,904)
FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period. Management’s determination regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, an on-going analysis of tax laws, regulations and interpretations thereof.

Item 2. Controls and Procedures.
(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)
There were no changes in the Registrant’s internal controls that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) SPA ETF Trust

By:	/s/ Antony P. Drain

Antony P. Drain Chief Executive Officer

Date:	February 19, 2009

By:	/s/ Christopher Lanza

Christopher Lanza Chief Financial Officer

Date:	February 19, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Antony P. Drain

Antony P. Drain Chief Executive Officer

Date:	February 19, 2009

By:	/s/ Christopher Lanza

Christopher Lanza Chief Financial Officer

Date:	February 19, 2009